Related Parties Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The related party transactions during the years ended December 31, 2020 ,2019 and 2018 are as follows:

	Years Ended December 31,
	2020	2019	2018
Repayment from a related party
Coalville Holdings Limited	$-	$-	$160,100
Repayment from a related party	$-	$-	$160,100

Loan from a related party
Maderic Holding Limited	$-	$3,800,000	$4,500,000
Repayment to related parties
Maderic Holding Limited	-	(3,800,000)	(2,140,000)
Net loan from related parties	$-	$-	$2,360,000

Shareholder debts converted to capital contribution
Maderic Holding Limited	$-	$-	$21,150,000
HFO Investment Group Limited	-	-	3,150,000
Total shareholder debts converted to capital contribution	$-	$-	$24,300,000

NCI subscription receivables transferred to the Company
Mr. Ignatius Indiarto (HNE)	$-	$-	$7,750
Mr. Mirza F. Said (HNE)	-	-	7,455
Mr. Mirza F. Said (CNE)	-	-	7,750
Total NCI subscription receivables transferred to the Company	$-	$-	$22,955